Related Party Disclosure (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Belleville Complex Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in related party	25.00%
Percentage of ownership interest owned by directors	75.00%
Cash advances and loans made to related parties			$ 20,279
Description of lease transaction	The Company will be the anchor tenant for a 15-year lease, with an option to renew for 15 years and additional space to rent. The Company has also subleased a portion of the space to Truss Limited Partnership (Note 11).
Consideration for interest on joint venture
Carrying value for interest on joint venture	798	$ 0
Lease and operating expenses	$ 5,369	$ 7,511
Truss Limited Partnership ("Truss LP")
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	42.50%	42.50%
Payables due to associates	$ 6,928	$ 1,247
Raw materials purchased	7,624	2,159
Revenue from rendering of services, related party transactions	$ 1,844	$ 2,531